PREPAID EXPENSES AND OTHER CURRENT ASSETS	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

5. PREPAID EXPENSES AND OTHER CURRENT ASSETS

As of September 30, 2025 and March 31, 2025, prepaid expenses and other current assets were comprised of the following:

	As of
	September 30,2025	March 31, 2025
Prepaid insurance expenses(i)	$75,332	$376,678
Deposit	30,008	73,350
Other prepayments	17,500	52,500
	$122,840	$502,528

(i)	The prepaid insurance expenses represented prepaid directors and officers’ insurance.

6. PREPAID EXPENSES AND OTHER CURRENT ASSETS

As of March 31, 2025 and 2024, prepaid expenses and other current assets were comprised of the following:

	As of March 31,
	2025	2024
Prepaid insurance expenses(i)	$376,678	$-
Deposit	73,350	-
Other prepayments	52,500	-
Amount due from Sponsor, Nova Pulsar Holdings Limited(ii)	-	644,763
Others	-	4,317
	$502,528	$649,080

(i)	The prepaid insurance expenses represented prepaid directors and officers’ insurance.

(ii)

In July 2022, Real Messenger made a loan of $575,000 to the sponsor of Nova Vision, so as the sponsor deposited such amount into Nova Vision’s trust account in order to extend the time to complete a business combination for a period of three months. The loan was non-interest bearing and was repayable upon the closing of a business combination.

In March 2024, the sponsor of Nova Vision issued a promissory note of $69,763 to Real Messenger, which would be payable promptly after the date on which Nova Vision consummates an initial business combination with the Company. In the event that a business combination does not close on or prior to April 10, 2024, as such deadline was further extended, the promissory note shall be deemed to be terminated and only half of the principal balance of the promissory note will thereafter be due from the sponsor of Nova Vision to the Company. The convertible promissory note was non-interest bearing and Real Messenger have the right to convert into ordinary shares of the Company, in whole or in part.